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                                               CHRISTOPHER D. CHRISTIAN

                                               christopher.christian@dechert.com
                                               +1 202 261 3321 Direct
                                               +1 202 261 3333 Fax

                                                               November 22, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: ING Equity Trust (on behalf of ING Fundamental Research Fund) File No. 811-08817

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-effective Amendment No. 2 to the registration statement filed on on Form N-14 under the Securities Act of 1933, as amended, ("Securities Act") for ING Equity Trust ("Registrant") on October 11, 2006. The Registration Statement was filed in connection with a reorganization in which ING Fundamental Research Fund, a series of the Registrant, will acquire all of the assets of ING Disciplined LargeCap Fund, another series of the Registrant, in exchange for shares of ING Fundamental Research Fund and the assumption by ING Fundamental Research Fund of the liabilities of ING Disciplined LargeCap Fund. Pre-Effective Amemdent No. 2 to the Registration Statement is being filed to supplement the disclosure in the Form N-14 in response to comments from the staff of Division of Investment Management.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3321 or Jeffrey
S. Puretz at 202.261.3358.

                                        Sincerely,


                                        /s/ Christopher D. Christian
                                        ----------------------------------------
                                        Christopher D. Christian

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